Market Vectors Pharmaceutical ETF
Market Vectors Pharmaceutical ETF
INVESTMENT OBJECTIVE

Market Vectors Pharmaceutical ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® US Listed Pharmaceutical 25 Index (the “Pharmaceutical Index”).

FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Market Vectors Pharmaceutical ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Market Vectors Pharmaceutical ETF
Management Fee		0.35%
Other Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	0.43%
Fee Waivers and Expense Reimbursement	[1]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.35%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund's average daily net assets per year until at least February 1, 2015. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Market Vectors Pharmaceutical ETF
1	36
3	130
5	233
10	534

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Pharmaceutical Index is comprised of common stocks and depositary receipts of U.S. exchange-listed companies in the pharmaceutical sector. Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange. Companies are considered to be in the pharmaceutical sector if they derive at least 50% of their revenues (or, in certain circumstances, have at least 50% of their assets) from pharmaceuticals, which includes pharmaceutical research (including research contractors) and development as well as production, marketing and sales of pharmaceuticals (excluding pharmacies). Of the largest 50 stocks in the pharmaceutical sector by full market capitalization, the top 25 by free-float market capitalization (e.g., includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Pharmaceutical Index. As of December 31, 2013, the Pharmaceutical Index included 25 securities of companies with a market capitalization range of approximately $3.3 billion to $258.3 billion and a weighted average market capitalization of $103.7 billion. These amounts are subject to change. The Fund’s 80% investment policy is non- fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pharmaceutical Index by investing in a portfolio of securities that generally replicates the Pharmaceutical Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Pharmaceutical Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Pharmaceutical Index concentrates in an industry or group of industries. As of December 31, 2013, the Pharmaceutical Index was concentrated in the pharmaceutical sector.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in the Pharmaceutical Sector. The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Because as currently constituted the Pharmaceutical Index is concentrated in the pharmaceutical sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.

Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid, private health insurance plans and health maintenance organizations.

The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Risk of Investing in Depositary Receipts. Depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Pharmaceutical Index, may negatively affect the Fund’s ability to replicate the performance of the Pharmaceutical Index.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Pharmaceutical Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pharmaceutical Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Pharmaceutical Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Pharmaceutical Index, the Fund’s return may deviate significantly from the return of the Pharmaceutical Index. In addition, the Fund may not be able to invest in certain securities included in the Pharmaceutical Index, or invest in them in the exact proportions in which they are represented in the Pharmaceutical Index, due to legal restrictions or limitations imposed by the governments of certain countries. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Pharmaceutical Index is based on securities’ closing prices (i.e., the value of the Pharmaceutical Index is not based on fair value prices), the Fund’s ability to track the Pharmaceutical Index may be adversely affected.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Pharmaceutical Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Pharmaceutical Index is comprised of securities of a very limited number of issuers.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Pharmaceutical Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Pharmaceutical Index, the Fund’s assets are concentrated in the pharmaceutical sector; therefore, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns for the one year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.marketvectorsetfs.com.

Annual Total Returns-Calendar Years

Best Quarter:	13.37%	1Q ’13
Worst Quarter:	0.09%	4Q ’12

Average Annual Total Returns for the Periods Ended December 31, 2013

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	1 Year	Since Inception	Inception Date
Market Vectors Pharmaceutical ETF	36.37%	24.38%	Dec. 20, 2011
Market Vectors Pharmaceutical ETF After Taxes on Distributions	35.27%	23.19%
Market Vectors Pharmaceutical ETF After Taxes on Distributions and Sale of Fund Shares	20.50%	18.39%
Market Vectors Pharmaceutical ETF Market Vectors US Listed Pharmaceutical 25 Index (reflects no deduction for fees, expenses or taxes)	36.75%	24.45%
Market Vectors Pharmaceutical ETF S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	24.33%